Receivables, net and Contract assets and liabilities - Performance obligations (Details) $ in Millions	Dec. 31, 2020 USD ($)
Receivables, net and Contract assets and liabilities
Performance obligation, unfulfilled orders	$ 14,303
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Period of performance obligation, unfulfilled orders	1 year
Percentage of performance obligation, unfulfilled orders	73.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Period of performance obligation, unfulfilled orders	1 year
Percentage of performance obligation, unfulfilled orders	15.00%